STOCKHOLDERS' EQUITY (Narrative) (Details) - USD ($)																		1 Months Ended									3 Months Ended		12 Months Ended
	Mar. 12, 2026	Jan. 09, 2026	Jan. 05, 2026	Dec. 26, 2025	Dec. 18, 2025	Dec. 17, 2025	Sep. 29, 2025	Aug. 12, 2025	Jul. 23, 2025	Jul. 17, 2025	May 14, 2025	Apr. 25, 2025	Apr. 11, 2025	Apr. 11, 2025	Apr. 02, 2025	Jan. 06, 2025	Dec. 23, 2024	Mar. 28, 2026	Feb. 19, 2026	Dec. 31, 2025	Dec. 26, 2025	Dec. 18, 2025	Dec. 17, 2025	Jul. 23, 2025	Mar. 13, 2025	Nov. 29, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from issuance of common stock																													$ 7,247,931	$ 10,690,243
Number of stock options granted							215,000	2,200,000																					2,415,000
Exercise price of options granted																											$ 3.59
Exercise price of options granted							$ 3.59	$ 3.59																					$ 3.59
Consulting fees																											$ 1,124,862	$ 390,350	$ 4,263,195	998,364
Professional fees																											$ 1,331,822	192,414	2,521,680	786,338
Fair value of shares																													$ 22,061,857
Reg A Offering [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares/Warrants issued						6,145,364			91,426	550,639	550,639		234,485	234,485	1,142,367	521,070	521,070						6,145,364	91,426		2,456,710
Stock price per share						$ 3.59			$ 3.59				$ 3.59	$ 3.59		$ 3.59							$ 3.59	$ 3.59		$ 3.59
Proceeds from issuance of common stock						$ 22,061,857			$ 328,230		$ 1,976,791		$ 841,801	$ 841,801		$ 1,870,643	$ 1,870,643						$ 22,061,857	$ 328,230	$ 4,101,109	$ 8,819,600
Issuance costs						$ 2,671,890			$ 14,066		$ 194,029		$ 50,711	$ 50,711		$ 106,516	$ 105,703						$ 2,671,890	$ 14,066	$ 226,129	$ 735,634
2024 and 2025 Offerings [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants issued																													86,846
Exercise price of warrants																													$ 3.59
Fair value of warrants																													$ 178,774
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares/Warrants issued		24,285	29,341	11,676,166																	11,676,166
Number of warrants exercised		25,000	30,000	11,915,000																	11,915,000
Exercise price of warrants exercised		$ 0.33	$ 0.33	$ 0.33																	$ 0.33
Convertible debentures [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares/Warrants issued					3,834,857																	3,834,857
Fair value of shares																						$ 13,767,137
Convertible debt conversion price					$ 2.154																	$ 2.154
Fair value of shares					$ 13,767,137
Convertible notes payable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares/Warrants issued					404,312
Convertible debt conversion price					$ 3.59																	$ 3.59
Fair value of shares					$ 1,451,480
Placement agent [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants issued																											86,846
Exercise price of warrants																											$ 3.59
Fair value of warrants																											$ 178,774
Placement agent [Member] | Reg A Offering [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants issued						61,402			6,451			2,344		2,344	11,425	5,224	5,224						61,402	6,451		24,574
Exercise price of warrants						$ 3.59			$ 3.59			$ 3.59		$ 3.59	$ 3.59	$ 3.59	$ 3.59						$ 3.59	$ 3.59		$ 3.59
Fair value of warrants						$ 120,564			$ 13,450			$ 4,925		$ 4,925	$ 27,163	$ 12,672							$ 120,564	$ 13,450		$ 57,182
Placement agent [Member] | 2024 and 2025 Offerings [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants issued																													24,574
Fair value of warrants																														57,182
Space Florida [Member] | Convertible notes payable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares/Warrants issued																						404,312
Fair value of shares																						$ 1,451,480
Convertible debt conversion price					$ 3.59																	$ 3.59
Related parties [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options granted								1,425,000
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options granted							75,000																				125,000		125,000
Corporate secretary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options granted							140,000
Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation																			$ (1,081,160)								$ (553,762)		$ 1,883,186	0
Number of options forfeited																			1,390,000
Consulting fees																											(363,512)		651,214
Contract labor expenses																											143,744		735,209
Management fees																											(397,410)		397,410
Professional fees																											63,416		99,353
Unallocated share based compensation expense																											451,218		2,312,710
Fair value of stock options																											4,195,896		$ 4,195,896
Restricted share units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares/Warrants issued	114,250																	114,250		114,250									114,250
Stock price per share																				$ 17.95									$ 17.95
Number of vesting shares																													114,250
Stock based compensation																											2,350,536	$ 0	$ 4,186,374	$ 0
Advertising and promotion expenses																											10,287		18,321
Business development expenses																											144,015		256,496
Consulting fees																											1,347,572		2,400,065
Professional fees																											848,662		1,511,492
Unallocated share based compensation expense																											$ 1,666,240		$ 4,016,776
Number of RSUs granted								2,285,000																					2,285,000
Grant date fair value of RSUs								$ 3.59
Percentage of restricted share units																											50.00%		50.00%
Closing bid																													$ 5.38
Description of probability of achievement tranche share price target																											The Company assessed there to be 95% probability of achievement of each 5% tranche having a $5.38 share price target; and a 0% probability of achievement for the 25% tranche having a $17.95 share price target.		The Company assessed there to be 95% probability of achievement of each 5% tranche having a $5.38 share price target; and a 0% probability of achievement for the 25% tranche having a $17.95 share price target.
Percentage of grant restricted share units																											10.00%		5.00%
Amounts of restricted share units were accelerated and vested																											228,500		114,250
Restricted share units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of restricted share units																											25.00%		25.00%
Closing bid																											$ 17.95		$ 17.95
Number of average trading volume per day																											250,000		250,000
Restricted share units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of restricted share units																											5.00%		5.00%
Closing bid																											$ 5.38		$ 5.38
Restricted share units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of restricted share units																											5.00%		5.00%
Closing bid																											$ 5.38		$ 5.38
Number of average trading volume per day																											100,000		100,000
Restricted share units (RSUs) [Member] | Share Based Payment Arrangement Tranche Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of restricted share units																											5.00%		5.00%
Closing bid																											$ 5.38		$ 5.38
Number of average trading volume per day																											100,000		100,000
Restricted share units (RSUs) [Member] | Share Based Payment Arrangement Tranche Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of restricted share units																											5.00%		5.00%
Closing bid																											$ 5.38		$ 5.38
Number of average trading volume per day																											100,000		100,000
Restricted share units (RSUs) [Member] | Share Based Payment Arrangement, Tranche Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of restricted share units																											5.00%		5.00%
Closing bid																											$ 5.38		$ 5.38
Number of average trading volume per day																											100,000		100,000
Restricted share units (RSUs) [Member] | Related parties [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options granted								1,275,000
Number of RSUs granted								1,275,000